Revenues and other income	6 Months Ended
Jun. 30, 2021
Revenues and other income
Revenues and other income

DETAILS OF THE UNAUDITED CONDENSED CONSOLIDATED INTERIM RESULTS

Revenues and other income

Revenues

The following table summarizes our revenues for the six months ended June 30, 2021 and 2020.

			Six months ended June 30,
	Over time	Point in time	2021	2020

			(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees			€232,441	€180,711
Gilead collaboration agreement for filgotinib	Ö		116,744	67,992
Gilead collaboration agreement for drug discovery platform	Ö		115,697	112,719
Milestone payments			19,369	6,996
Gilead collaboration agreement for filgotinib	Ö		19,369	6,996
Reimbursement income			—	6,628
Novartis collaboration agreement for MOR106	Ö		—	6,659
AbbVie collaboration agreement for CF	Ö		—	(31)
Other revenues			43	69
Other revenues		Ö	43	69
Commercial revenues			1,810	—
Sale of goods		Ö	456	—
Royalties		Ö	1,350	—
Other commercial revenues		Ö	4	—
Total revenues			€253,664	€194,404

Revenues (€253.7 million for the first six months of 2021 compared to €194.4 million for the first six months of 2020) were higher mainly driven by the increase in revenue recognition of upfront consideration and milestone payments received in the scope of the collaboration with Gilead for filgotinib amounting to €136.1 million for the first six months of 2021 (€75.0 million for the same period last year). The increased cost share and the additional upfront consideration as a consequence of the renegotiated arrangement between Gilead and Galapagos in December 2020, as well as the milestones for the approval of filgotinib in Europe and Japan achieved in the third quarter of 2020, all contributed to this increase in revenues.

The rollforward of the outstanding balance of the current and non-current deferred income between January 1, 2021 and June 30, 2021 can be summarized as follows:

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Other deferred income (grants)
	(Euro, in thousands)

On January 1, 2021	€2,809,133	€818,654	€1,990,412	€67

Significant financing component (2)	4,770	4,770

Revenue recognition of upfront	(232,441)	(116,744)	(115,697)
Revenue recognition of milestones	(19,369)	(19,369)

Other movements	3,204			3,204

On June 30, 2021	€2,565,292	€687,310	€1,874,714	€3,270

(1)	The outstanding balance at January 1, 2021 and June 30, 2021 comprise the issuance liability for subsequent warrant B and the upfront payment allocated to the drug discovery platform.
(2)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component reflecting the time value of money on the estimated recognition period.

Other income

Other income (€23.6 million for the first six months of 2021, compared to €22.8 million for the first six months of 2020) increased by €0.8 million, mainly driven by higher grant income.